Semiannual Report

as of December 31, 2000

Evergreen

Short and Intermediate Term Bond Funds

Evergreen Funds℠
SINCE 1932

MUTUAL FUND SERVICE AWARD
2000

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

Evergreen Distributor, Inc.

Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

Letter to Shareholders
February 2001

    William M. Ennis
    President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Short and Intermediate Term Bond Funds semiannual report, which covers the six-month period ended December 31, 2000.

Bond Markets React to Volatile Equity Markets

Over the past year, U.S. bond markets experienced significant turmoil, which was largely overshadowed by the volatility in the stock market. Bond prices fell and interest rates rose in the first half of the period as the Federal Reserve Board increased interest rates in an effort to curtail what they believed was an overheated economy. Reports that second quarter economic growth might have heated up again drove the Federal Reserve Board to notch rates up again in May and caused bond prices to drop further. More recently, in an effort to stimulate the slumping economy, the Federal Reserve Board cut short-term interest rates twice in January 2001.

Investor demand for bonds is typically closely linked to the performance of the stock market, but when the equity markets are volatile, investors buy bonds to preserve gains rather than to generate returns. By some measures, bonds produced relatively attractive returns in 2000. For example, for the twelve-month period beginning December 31, 1999 through December 31, 2000, the Lehman Brothers Aggregate Bond Index, which measures 6,600 taxable government investment-grade corporate and mortgage securities, returned 11.63%. This outperformed the Standard & Poor's 500 Index return of –9.10% for the same period.

The S & P 500 tracks 500 of the most widely held domestic, large-company stocks, representing about 70% of the U.S. stock market's total value.

Generally, we think that the economy is poised for a slowdown, which may push bond prices higher and interest rates lower as evidenced by the Federal Reserve Board’s interest rate cuts in January 2001. We expect further interest rate cuts in the near future. In this environment, we will maintain a defensive posture and remain cautiously optimistic about the continued growth of the U.S. economy.

The Value of Diversification

An environment like this year’s offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

EVERGREEN
Intermediate Term Bond Fund
Fund at a Glance as of December 31, 2000

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 12/31/2000.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of December 31, 2000 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 2/13/1987	Class A	Class B	Class C	Class Y
Class Inception Date	2/13/1987	2/1/1993	2/1/1993	1/26/1998

6-Month Returns

6 months with sales charge	3.44%	1.53%	4.53%	n/a

6 months w/o sales charge	6.93%	6.53%	6.53%	7.06%

Average Annual Returns*

1 year with sales charge	6.42%	4.18%	7.18%	n/a

1 year w/o sales charge	9.99%	9.18%	9.18%	10.27%

5 years	4.76%	4.33%	4.65%	5.62%

10 years	6.79%	6.50%	6.50%	7.23%

Maximum Sales Charge	3.25%	5.00%	2.00%	n/a
	Front End	CDSC	CDSC

30-day SEC Yield	4.17%	3.57%	3.57%	4.56%

6-month distributions per share	$0.26	$0.23	$0.23	$0.27

* Adjusted for maximum applicable sales charge.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Intermediate Term Bond Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGREEN
Intermediate Term Bond Fund
Portfolio Manager Interview

How did the Fund perform?

The Fund’s Class A Shares returned 6.93% for the six-month period ended December 31, 2000, before the deduction of any applicable sales charges, surpassing the 6.46% average return for the same period produced by the 296 Intermediate Investment Grade Debt Funds followed by Lipper, Inc. Lipper, Inc. is an independent mutual fund ranking service. The Fund’s index, the LBIGCI, returned 7.36% for the same period. We attribute the Fund’s relatively strong performance to its emphasis on high-quality bonds, and a longer duration stance for much of the period. Expressed in years, duration measures a Fund’s sensitivity to changes in interest rates. Longer durations tend to increase a fund’s sensitivity to interest rate changes and conversely, shorter durations tend to enhance price stability. The Fund’s longer duration increased its total return potential during the period, as interest rates fell—pushing prices higher.

Portfolio Characteristics

Total Net Assets	$156,524,551

Average Credit Quality	AA+

Effective Maturity	7.5 Years

Average Duration	5.6 Years

What caused interest rates to fall?

Interest rates fell on signs of a weaker economy. The Federal Reserve Board had raised interest rates six times from mid-1999 through mid-2000, in an effort to cool potentially excessive economic growth and preempt a rise in inflation. Signs of a slowdown began to appear in the spring of 2000; and in fact, economic growth fell from an annualized rate of over 5% in the first two quarters of 2000 to 2.2% annually in the year’s third quarter.

Why did the Fund’s emphasis on quality benefit performance?

Demand for quality securities increased as investors became concerned about the effects of the economy’s slowdown on corporations - particularly as an increasing number of sales and earnings reports began to fall short of expectations. Investors raised their standards for creditworthiness, demanding higher yield premiums for riskier credits, which pushed prices lower. Price declines grew steeper as credit quality declined, with high yield credits among the hardest hit.

PORTFOLIO COMPOSITION
           (as a percentage of 12/31/2000 portfolio assets)

What securities did you use to emphasize quality and duration?

We increased the Fund’s positions in U.S. Treasuries and reduced holdings in high yield corporate bonds. We began to improve the Fund’s overall credit quality in the first half of 2000, moving up in credit strength in both the high-grade and high yield sectors.

In addition to moving up the quality spectrum, we decreased our mortgage-backed securities holdings, and invested in U.S. agency debt. This benefited performance as mortgage-backed securities tend to underperform other types of securities in a declining rate environment. In contrast, the environment was ideally suited to U.S. agency debt because of the similarity these securities share with U.S. Treasuries in terms of credit quality and cash flow structure.

EVERGREEN
Intermediate Term Bond Fund
Portfolio Manager Interview

Mortgage-backed securities are subject to prepayment risk—the risk that the underlying mortgage-holders will pay back their mortgages prior to maturity, thereby removing them from the mortgage pool and the investment portfolio. In this type of environment, investors penalize the uncertainty of prepayments by pushing mortgage-backed prices lower relative to other types of high quality securities whose cash flows are more certain. Mortgage-backed securities also trade with shorter durations as interest rates fall. In a falling interest rate environment, investors prefer securities with longer durations to increase total return potential.

PORTFOLIO QUALITY
           (as a percentage of 12/31/2000 portfolio assets)

What is your outlook for intermediate-term bonds over the next six months?

We are cautiously optimistic. Credit lending became very tight, over the past year, which could have caused the economy to slow significantly. In our opinion, we believe the Federal Reserve Board recognized that, and in lowering interest rates, has enabled the economy to achieve a “soft landing”. In our opinion, the labor markets and consumer activity will be key. While the unemployment rate may move somewhat higher, we do not see it rising substantially. In this environment, we think value can be found in corporate bonds. Corporate bonds became attractively priced with last year’s rise in yield levels. We believe they have the potential to generate solid returns as yield relationships return to more historical levels, and expect to add them selectively to the Fund’s holdings.

EVERGREEN
Short - Duration Income Fund
Fund at a Glance as of December 31, 2000

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 12/31/2000.

The Fixed-Income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

1 Source: Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of December 31, 2000 and is subject to change.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 1/28/1989	Class A	Class B	Class C	Class Y
Class Inception Date	1/28/1989	1/25/1993	9/6/1994	1/4/1991

6-Month Returns

6 months with sales charge	2.37%	0.45%	3.45%	n/a

6 months w/o sales charge	5.84%	5.45%	5.45%	5.98%

Average Annual Returns*

1 year with sales charge	4.68%	2.17%	5.17%	n/a

1 year w/o sales charge	8.20%	7.17%	7.17%	8.47%

5 years	4.56%	3.97%	4.29%	5.39%

10 years	6.16%	5.81%	5.93%	6.67%

Maximum Sales Charge	3.25%	5.00%	2.00%	n/a
	Front End	CDSC	CDSC

30-day SEC Yield	5.98%	5.43%	5.43%	6.43%

6-month distributions per share	$0.29	$0.26	$0.26	$0.31

* Adjusted for maximum applicable sales charge.

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Short-Duration Income Fund, Class A shares2 , versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGREEN
Short - Duration Income Fund
Portfolio Manager Interview

How did the Fund perform?

The Fund’s Class A Shares returned 5.84% for the six-month period ended December 31, 2000, before the deduction of any applicable sales charges. This surpassed the 5.31% average return posted by the 128 Short-Intermediate Investment Grade Debt Funds followed by Lipper, Inc. Lipper, Inc. is an independent monitor of mutual fund performance. The Fund’s index, the LBIGCI, returned 7.36% for the same period. We attribute the strong relative performance to the Fund’s heavier concentration in U.S. government agencies and U.S. government agency mortgage-backed securities, as well as maintaining only a limited position in corporate bonds. Typically, in accordance with its objective of earning higher levels of current income, the Fund will emphasize securities that produce more generous yields, including, but not limited to, corporate bonds, commercial mortgage-backed securities and asset-backed securities. These securities tend to produce a higher rate of return than the highest quality securities over the longer-term, but can carry a greater degree of credit risk. During the past six months, however, higher-yielding securities underperformed the highest quality sectors of the fixed-income market, a phenomenon that we consider to be short-term.

Portfolio Characteristics

Total Net Assets	$340,690,089

Average Credit Quality	AA+

Effective Maturity	5.0 Years

Average Duration	3.5 Years

Why did higher-quality bonds outperform bonds that produce more current income during the period?

Higher interest rates began to slow economic growth, causing investors to become more cautious about corporate creditworthiness. As we entered 2000, economic growth was exceptionally strong which prompted concerns that excessive strength could reignite inflation. By spring, however, the economy began to weaken and market sentiment reversed course. An increasing number of earnings reports fell short of expectations and as that occurred, the stock market became more volatile. Investor optimism for another economic “soft landing” faded; and bond holders, concerned about corporate financial health, demanded increasingly greater yield premiums for bonds with higher credit risk. As a result, higher-quality bonds outperformed their lower-quality counterparts; and sectors with lower yield premiums outperformed higher-yielding sectors. U.S. Treasuries outperformed all other fixed-income securities.

PORTFOLIO QUALITY
           (as a percentage of 12/31/2000 portfolio assets)

EVERGREEN
Short - Duration Income Fund
Portfolio Manager Interview

What strategies did you use to manage the Fund in this environment?

We struck a balance between maximizing current income and protecting capital. To do that, we concentrated on U.S. government agencies and U.S. government agency mortgage-backed securities, while slightly de-emphasizing the Fund’s position in corporate bonds. We also limited our position in U.S. Treasuries because of their low level of current income. This strategy worked well for the Fund. Investor demand was strong for U.S. government agencies and agency-backed mortgage-backed securities because of their extremely high credit quality. Another benefit was that they provided additional yield over U.S. Treasuries. The Fund’s slight underweighting in corporate bonds also contributed to performance, as we were able to limit the effect of falling corporate bond prices on total return. Typically, the Fund carries a heavier weighting in sectors that produce greater income, particularly corporate bonds, commercial mortgages and asset-backed securities.

PORTFOLIO MATURITY BREAKDOWN
           (as a percentage of 12/31/2000 portfolio assets)

PORTFOLIO QUALITY
           (as a percentage of 12/31/2000 portfolio assets)

What is your outlook over the next six months?

We are cautiously optimistic, believing total return potential will come largely from sector and individual security selection, rather than changes in interest rates. Investors have pushed interest rates dramatically lower over the last two months; and in our opinion, market rates do not correspond with the benchmarks set by current Federal Reserve Board policy. We think this disparity suggests that either the Federal Reserve Board will have to cut interest rates further, or market rates will have to rise somewhat.

In our opinion, greater opportunity exists in taking advantage of changes in relative value. The market's fluctuations over the past six months caused the yield relationships between sectors to shift. This opened up the potential for considerable price gains in those sectors that became undervalued, while limiting the future potential of sectors that became fully valued to overvalued. For example, we think last year’s price declines in corporate bonds created attractive value in that sector in terms of both absolute levels and relative to other sectors. We believe investors will continue to focus on creditworthiness, however, so thorough analysis will be especially critical. In our opinion, the level of a bond’s creditworthiness will be key in determining its future total return potential. Agency-backed mortgage-backed securities also hold promise, in our opinion, and we expect to continue

EVERGREEN
Short - Duration Income Fund
Portfolio Manager Interview

emphasizing that sector. In contrast, we are less optimistic about U.S. agency securities—on both an absolute and relative basis—because of the substantial gains they already have realized. We would prepare to cut back our position in U.S. agencies, if that sector improves much further. By applying a thorough and diligent effort in credit analysis, and being flexible and nimble in sector selection, we anticipate solid returns in the months ahead.

EVERGREEN
Intermediate Term Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,			Period Ended June 30, 1997 (a)	Year Ended July 31,
		2000	1999	1998 #		1996	1995

CLASS A SHARES

Net asset value, beginning of period	$ 8.31	$ 8.66	$ 9.08	$ 8.93	$ 8.73	$ 8.88	$ 8.84

Income from investment operations

Net investment income	0.25	0.53	0.53	0.57	0.54	0.59	0.63

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.32	(0.31)	(0.42)	0.20	0.18	(0.16)	0.02

Total from investment operations	0.57	0.22	0.11	0.77	0.72	0.43	0.65

Distributions to shareholders from

Net investment income	(0.26)	(0.57)	(0.53)	(0.62)	(0.52)	(0.58)	(0.61)

Net asset value, end of period	$ 8.62	$ 8.31	$ 8.66	$ 9.08	$ 8.93	$ 8.73	$ 8.88

Total return*	6.93%	2.65%	1.17%	8.82%	8.40%	4.95%	7.76%

Ratios and supplemental data

Net assets, end of period (thousands)	$89,470	$90,509	$107,714	$123,723	$10,341	$12,958	$14,558

Ratios to average net assets
Expenses‡	1.18%†	1.17%	1.10%	1.11%	1.12%†	1.10%	1.00%

Net investment income	5.96%†	6.17%	5.90%	6.00%	6.43%†	6.57%	7.13%

Portfolio turnover rate	53%	169%	170%	331%	179%	231%	149%

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,			Period Ended June 30, 1997 (a)	Year Ended July 31,
		2000	1999	1998 #		1996	1995

CLASS B SHARES

Net asset value, beginning of period	$ 8.31	$ 8.66	$ 9.09	$ 8.95	$ 8.74	$ 8.89	$ 8.85

Income from investment operations

Net investment income	0.22	0.46	0.47	0.48	0.47	0.52	0.56

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.32	(0.30)	(0.43)	0.21	0.20	(0.16)	0.02

Total from investment operations	0.54	0.16	0.04	0.69	0.67	0.36	0.58

Distributions to shareholders from

Net investment income	(0.23)	(0.51)	(0.47)	(0.55)	(0.46)	(0.51)	(0.54)

Net asset value, end of period	$ 8.62	$ 8.31	$ 8.66	$ 9.09	$ 8.95	$ 8.74	$ 8.89

Total return*	6.53%	1.88%	0.31%	7.89%	7.81%	4.10%	6.87%

Ratios and supplemental data

Net assets, end of period (thousands)	$17,249	$17,719	$ 11,100	$ 10,763	$11,368	$16,034	$17,985

Ratios to average net assets
Expenses‡	1.93%†	1.92%	1.85%	1.86%	1.87%†	1.85%	1.75%

Net investment income	5.23%†	5.40%	5.15%	5.28%	5.68%†	5.82%	6.38%

Portfolio turnover rate	53%	169%	170%	331%	179%	231%	149%

(a)	For the eleven months ended June 30, 1997. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 1997.
#	Net investment income is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Intermediate Term Bond Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,			Period Ended June 30, 1997 (a)	Year Ended July 31,
		2000	1999 #	1998 #		1996	1995

CLASS C SHARES

Net asset value, beginning of period	$ 8.31	$ 8.66	$ 9.09	$ 8.94	$ 8.74	$ 8.89	$ 8.85

Income from investment operations

Net investment income	0.22	0.46	0.47	0.49	0.46	0.52	0.55

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.32	(0.30)	(0.43)	0.21	0.20	(0.16)	0.03

Total from investment operations	0.54	0.16	0.04	0.70	0.66	0.36	0.58

Distributions to shareholders from

Net investment income	(0.23)	(0.51)	(0.47)	(0.55)	(0.46)	(0.51)	(0.54)

Net asset value, end of period	$ 8.62	$ 8.31	$ 8.66	$ 9.09	$ 8.94	$ 8.74	$ 8.89

Total return*	6.53%	1.88%	0.31%	8.01%	7.70%	4.10%	6.87%

Ratios and supplemental data

Net assets, end of period (thousands)	$4,379	$4,680	$4,718	$5,439	$7,259	$9,084	$10,185

Ratios to average net assets
Expenses‡	1.93%†	1.92%	1.85%	1.86%	1.87%†	1.85%	1.75%

Net investment income	5.23%†	5.38%	5.15%	5.26%	5.68%†	5.82%	6.37%

Portfolio turnover rate	53%	169%	170%	331%	179%	231%	149%

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,		Period Ended June 30, 1998 # (b)
		2000	1999

CLASS Y SHARES

Net asset value, beginning of period	$ 8.31	$ 8.66	$ 9.08	$ 9.09

Income from investment operations

Net investment income	0.26	0.54	0.56	0.24

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.32	(0.30)	(0.42)	(0.01)

Total from investment operations	0.58	0.24	0.14	0.23

Distributions to shareholders from

Net investment income	(0.27)	(0.59)	(0.56)	(0.24)

Net asset value, end of period	$ 8.62	$ 8.31	$ 8.66	$ 9.08

Total return	7.06%	2.91%	1.43%	2.58%

Ratios and supplemental data

Net assets, end of period (thousands)	$45,427	$46,194	$54,766	$63,721

Ratios to average net assets
Expenses‡	0.93%†	0.92%	0.85%	0.86%†

Net investment income	6.21%†	6.40%	6.15%	6.23%†

Portfolio turnover rate	53%	169%	170%	331%

(a)	For the eleven months ended June 30, 1997. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 1997.
(b)	For the period from January 26, 1998 (commencement of class operations) to June 30, 1998.
#	Net investment income is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Short-Duration Income Fund
Financial Highlights
(For a share outstanding throughout each period)

		Year Ended June 30,
	Six Months Ended December 31, 2000 (Unaudited)	2000 #	1999	1998	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$ 9.43	$ 9.68	$ 9.90	$ 9.83	$ 9.82	$ 10.02

Income from investment operations

Net investment income	0.29	0.56	0.57	0.61	0.63	0.63

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.25	(0.24)	(0.22)	0.07	0.02	(0.19)

Total from investment operations	0.54	0.32	0.35	0.68	0.65	0.44

Distributions to shareholders from

Net investment income	(0.29)	(0.57)	(0.57)	(0.61)	(0.64)	(0.64)

Net asset value, end of period	$ 9.68	$ 9.43	$ 9.68	$ 9.90	$ 9.83	$ 9.82

Total return*	5.84%	3.36%	3.59%	7.08%	6.77%	4.45%

Ratios and supplemental data

Net assets, end of period (thousands)	$68,280	$86,498	$19,127	$16,848	$17,703	$18,630

Ratios to average net assets
Expenses‡	0.97%†	0.92%	0.82%	0.80%	0.72%	0.79%

Net investment income	6.03%†	5.91%	5.78%	6.14%	6.37%	6.35%

Portfolio turnover rate	35%	124%	50%	68%	45%	76%

		Year Ended June 30,
	Six Months Ended December 31, 2000 (Unaudited)	2000 #	1999	1998	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$ 9.43	$ 9.70	$ 9.92	$ 9.85	$ 9.84	$ 10.04

Income from investment operations

Net investment income	0.25	0.49	0.49	0.52	0.54	0.55

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.26	(0.27)	(0.23)	0.07	0.01	(0.19)

Total from investment operations	0.51	0.22	0.26	0.59	0.55	0.36

Distributions to shareholders from

Net investment income	(0.26)	(0.49)	(0.48)	(0.52)	(0.54)	(0.56)

Net asset value, end of period	$ 9.68	$ 9.43	$ 9.70	$ 9.92	$ 9.85	$ 9.84

Total return*	5.45%	2.33%	2.66%	6.11%	5.78%	3.62%

Ratios and supplemental data

Net assets, end of period (thousands)	$14,474	$15,485	$22,553	$22,689	$22,237	$21,006

Ratios to average net assets
Expenses‡	1.73%†	1.67%	1.72%	1.70%	1.62%	1.69%

Net investment income	5.29%†	5.12%	4.87%	5.23%	5.48%	5.45%

Portfolio turnover rate	35%	124%	50%	68%	45%	76%

#	Net investment income is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Short-Duration Income Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,
		2000#	1999	1998	1997	1996

CLASS C SHARES

Net asset value, beginning of period	$ 9.43	$ 9.70	$ 9.92	$ 9.85	$ 9.84	$10.05

Income from investment operations

Net investment income	0.25	0.49	0.49	0.52	0.54	0.55

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.26	(0.27)	(0.23)	0.07	0.01	(0.20)

Total from investment operations	0.51	0.22	0.26	0.59	0.55	0.35

Distributions to shareholders from

Net investment income	(0.26)	(0.49)	(0.48)	(0.52)	(0.54)	(0.56)

Net asset value, end of period	$ 9.68	$ 9.43	$ 9.70	$ 9.92	$ 9.85	$ 9.84

Total return*	5.45%	2.33%	2.66%	6.11%	5.77%	3.51%

Ratios and supplemental data

Net assets, end of period (thousands)	$26,712	$30,330	$1,360	$1,143	$1,029	$1,155

Ratios to average net assets
Expenses‡	1.73%†	1.70%	1.72%	1.70%	1.62%	1.69%

Net investment income	5.29%†	5.18%	4.87%	5.25%	5.47%	5.46%

Portfolio turnover rate	35%	124%	50%	68%	45%	76%

	Six Months Ended December 31, 2000 (Unaudited)	Year Ended June 30,
		2000	1999	1998	1997	1996

CLASS Y SHARES

Net asset value, beginning of period	$ 9.43	$ 9.68	$ 9.90	$ 9.83	$ 9.82	$ 10.02

Income from investment operations

Net investment income	0.30	0.59	0.58	0.62	0.64	0.64

Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.26	(0.25)	(0.22)	0.07	0.02	(0.19)

Total from investment operations	0.56	0.34	0.36	0.69	0.66	0.45

Distributions to shareholders from

Net investment income	(0.31)	(0.59)	(0.58)	(0.62)	(0.65)	(0.65)

Net asset value, end of period	$ 9.68	$ 9.43	$ 9.68	$ 9.90	$ 9.83	$ 9.82

Total return	5.98%	3.57%	3.69%	7.19%	6.88%	4.63%

Ratios and supplemental data

Net assets, end of period (thousands)	$231,224	$245,279	$335,175	$348,358	$357,706	$352,095

Ratios to average net assets
Expenses‡	0.72%†	0.67%	0.72%	0.70%	0.62%	0.69%

Net investment income	6.28%†	6.11%	5.88%	6.25%	6.48%	6.45%

Portfolio turnover rate	35%	124%	50%	68%	45%	76%

#	Net investment income is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Intermediate Term Bond Fund
Schedule of Investments
December 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

ASSET-BACKED SECURITIES – 3.7%
California Infrastructure PG & E, Ser. 1997-1, Class A4, 6.16%, 06/25/2003	AAA	$ 332,333	$ 331,866
Contimortgage Home Equity Loan Trust, Ser. 1998-1, Class A6, 6.58%, 12/15/2018	AAA	2,500,000	2,519,688
Continental Airlines, Inc., Ser. 2000-2, Class B, 8.31%, 04/02/2018	AA-	1,000,000	1,052,260
CoreStates Home Equity Loan Trust, Ser. 1994-1, Class A, 6.65%, 05/15/2009	AAA	461,148	464,245
Delta Airlines, Inc., Ser. 2000-1, Class A-2, 7.57%, 11/18/2010	AAA	500,000	530,700
PNC Student Loan Trust I, Ser. 1997-2, Class A7, 6.73%, 01/25/2007	AAA	850,000	876,336

Total Asset-Backed Securities (cost $5,657,350)			5,775,095

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.5%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2000-WF1, Class A2, 7.78%, 02/15/2010	AAA	700,000	760,617
Chase Comml. Mtge. Secs. Corp., Ser. 1999-2, Class B, 7.34%, 11/15/2009	AA	500,000	524,202
Criimi Mae Financial Corp., Ser. 1, Class A, 7.00%, 01/01/2033	AAA	670,405	661,556
DLJ Comml. Mtge. Corp., Ser. 1994-3, Class M, 6.50%, 04/25/2024	AA	2,628,026	2,552,457
FHLMC:
Ser. 1567, Class A, 5.14%, 08/15/2023	AAA	137,004	125,236
Ser. 1601, Class FG, 6.50%, 02/15/2023	AAA	2,000,000	2,010,687
FNMA, Ser. 1997-M6, Class C, 6.85%, 05/17/2020	AAA	650,000	659,395
Manufacturers Hanover Mtge. Corp., Ser. A, Class A, 11.50%, 04/25/2015	BBB+	55,575	55,436
Morgan Stanley Capital I, Inc., Ser. 1997-C1, Class B, 7.69%, 01/15/2007	NR	700,000	739,420
Morgan Stanley Dean Witter, Ser. 2000, Class B, 7.78%, 01/15/2010	AA	750,000	800,477
PNC Mtge. Securities Corp.:
Ser. 1999-5, Class CB3, 6.89%, 07/25/2029	NR	644,330	607,080
Ser. 1999-8, Class CB3, 7.35%, 09/25/2029	NR	690,693	668,245
Prudential Home Mortgage Securities Co., Ser. 1992-38, Class A8, 6.95%, 11/25/2022	AAA	179,000	172,627
Residential Asset Securitization Trust, Ser. 2000-A2, Class NB1, 8.00%, 04/25/2030	AAA	278,789	281,319
Residential Funding Mtge. Securities I, Inc., Ser. 1999-S2, Class M1, 6.50%, 01/25/2029	NR	1,151,446	1,090,978

Total Collateralized Mortgage Obligations (cost $11,364,621)			11,709,732

EVERGREEN
Evergreen Intermediate Term Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Credit Rating∧	Principal Amount	Value

CORPORATE BONDS – 30.4%

CONSUMER DISCRETIONARY – 3.3%

Hotels, Restaurants & Leisure – 0.6%
Boyd Gaming Corp., 9.50%, 07/15/2007	B+	$ 60,000	$ 53,400
Horseshoe Gaming Holdings, Ser. B, 8.625%, 05/15/2009	B+	150,000	147,563
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	150,000	133,500
Mohegan Tribal Gaming Auth., 8.75%, 01/01/2009	BB-	150,000	150,563
Park Place Entertainment Corp., 8.875%, 09/15/2008	BB+	150,000	152,250
Prime Hospitality Corp., Ser. B, 9.75%, 04/01/2007	B+	150,000	151,500
Station Casinos, Inc., 9.875%, 07/01/2010	B+	150,000	154,687

			943,463

Household Durables – 1.2%
Black & Decker Holdings, Inc., 6.55%, 07/01/2007 144A	BBB	1,500,000	1,454,638
K Hovnanian Enterprises, Inc., 10.50%, 10/01/2007 144A	BB-	140,000	130,200
MDC Holdings, Inc., 8.375%, 02/01/2008	BB	150,000	137,250
Standard Pacific Corp., 8.50%, 04/01/2009	BB	150,000	136,125

			1,858,213

Leisure Equipment & Products – 0.7%
CSC Holdings, Inc., Ser. B, 8.125%, 07/15/2009	BB+	1,000,000	1,020,354
Outboard Marine Corp., Ser. B, 10.75%, 06/01/2008*	D	100,000	20,500

			1,040,854

Media – 0.8%
Ackerley Group, Inc., Ser. B, 9.00%, 01/15/2009	B	150,000	132,000
American Lawyer Media, Inc., Ser. B, 9.75%, 12/15/2007	B	150,000	132,000
Echostar DBS Corp., 9.375%, 02/01/2009	B+	150,000	146,250
Hollinger International Publishing, Inc., 9.25%, 02/01/2006	BB-	150,000	150,750
Infinity Broadcasting, Inc., 8.875%, 06/15/2007	BBB	150,000	156,562
K-III Communications Corp., Ser. B, 8.50%, 02/01/2006	BB-	150,000	146,250
Lamar Media Corp., 9.625%, 12/01/2006	B	150,000	155,250
Sinclair Broadcast Group, Inc., 10.00%, 09/30/2005	B	150,000	146,250
TV Guide, Inc., Ser. B, 8.13%, 03/01/2009	BB-	150,000	146,063

			1,311,375

Multi-line Retail – 0.0%
Ames Dept. Stores, Inc., 10.00%, 04/15/2006	B	150,000	23,250

CONSUMER STAPLES – 3.0%

Food & Drug Retailing – 2.1%
CVS Corp., 5.50%, 02/15/2004	A	3,000,000	2,916,651
Kroger Co., 6.00%, 04/01/2003	BBB-	414,005	410,906

			3,327,557

EVERGREEN
Intermediate Term Bond Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Credit Rating∧	Principal Amount	Value
CORPORATE BONDS – continued
CONSUMER STAPLES – continued

Food Products – 0.9%
General Mills, Inc., Ser. B 9.00% 12/20/2002	A-	$1,164,000	$1,223,434
Sun World International, Inc., Ser. B, 11.25% 04/15/2004	B	150,000	142,500

			1,365,934

ENERGY – 1.9%
Energy Equipment & Services – 0.4%
Oslo Seismic Services Inc., 8.28%, 06/01/2001	BBB	640,033	670,354

Oil & Gas – 1.5%
Alberta Energy Co., Ltd., 7.65%, 09/15/2010	BBB+	600,000	632,167
Cross Timbers Oil Co., Ser. B, 9.25%, 04/01/2007	B+	150,000	154,125
Giant Industries, Inc., 9.00%, 09/01/2007	B+	150,000	137,250
Nuevo Energy Co., Ser. B, 9.50%, 06/01/2008	B+	150,000	152,250
Ocean Energy, Inc., Ser. B, 8.375%, 07/01/2008	BB+	150,000	153,375
Union Pacific Resources Group, Inc., 7.30%, 04/15/2009	BBB+	1,000,000	1,027,623

			2,256,790

FINANCIALS – 11.9%

Banks – 6.5%
FleetBoston Financial Corp., 7.25%, 09/15/2005	A	1,250,000	1,295,491
Mellon Financial Co., 5.75%, 11/15/2003	A+	2,000,000	1,972,294
NationsBank Corp., 6.50%, 08/15/2003	A	2,000,000	2,000,880
Potomac Capital Investment Corp., Ser. D, 6.62%, 12/05/2005 144A	BBB+	2,000,000	1,965,500
Suntrust Banks, Inc., 6.00%, 01/15/2028	A+	2,000,000	1,897,688
Wells Fargo & Co., 7.25%, 08/24/2005	A+	1,000,000	1,041,653

			10,173,506

Diversified Financials – 3.6%
Comdisco, Inc., 6.375%, 11/30/2001	BBB	1,000,000	920,000
Ford Motor Credit Co., 7.375%, 10/28/2009	A	950,000	951,501
Household Finance Corp., 8.00%, 05/09/2005	A	1,000,000	1,050,525
Limestone Electron Trust, 8.625%, 03/15/2003 144A	BBB-	500,000	515,236
National Rural Utility Corp., 5.00%, 10/01/2002	AA	500,000	490,654
NationsRent, Inc., 10.375%, 12/15/2008	B	25,000	9,625
Nisource Finance Corp., 7.625%, 11/15/2005 144A	BBB	1,500,000	1,560,663
United Rentals, Inc., Ser. B, 9.25%, 01/15/2009	BB-	120,000	91,800

			5,590,004

Insurance – 1.3%
Prudential Properties, 7.125%, 07/01/2007 144A	A+	2,000,000	1,964,130

Real Estate – 0.5%
EOP Operating, Ltd., 6.375%, 02/15/2003	BBB+	850,000	843,996

EVERGREEN
Intermediate Term Bond Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Credit Rating∧	Principal Amount	Value

CORPORATE BONDS – continued
HEALTH CARE – 0.2%

Health Care Providers & Services – 0.2%
HCA – The Healthcare Co., 8.75%, 09/01/2010	BB+	$ 150,000	$ 158,654
Tenet Healthcare Corp., Ser. B, 8.125%, 12/01/2008	BB-	150,000	152,250

			310,904

INDUSTRIALS – 0.9%

Building Products – 0.1%
American Standard, Inc., 7.375%, 02/01/2008	BB+	150,000	141,750

Commercial Services & Supplies – 0.6%
USA Waste Service, Inc., 7.00%, 10/01/2004	BBB	1,000,000	980,355

Industrial Conglomerates – 0.1%
Nortek, Inc., Ser. B, 8.875%, 08/01/2008	B+	150,000	133,500

Machinery – 0.1%
Eagle-Picher Inds., 9.375%, 03/01/2008	B-	125,000	81,875

MATERIALS – 1.2%

Chemicals – 1.0%
Dow Chemical Co., 8.625%, 04/01/2006	A	1,164,000	1,282,566
Lyondell Chemical Co., Ser. A, 9.625%, 05/01/2007	BB	150,000	145,875
Scotts Co., 8.625%, 01/15/2009 144A	B+	150,000	146,250

			1,574,691

Containers & Packaging – 0.1%
Packaging Corp. of America, 9.625%, 04/01/2009	BB-	150,000	155,625

Metals & Mining – 0.1%
P&L Coal Holdings Corp., Ser. B, 9.625%, 05/15/2008	B	150,000	150,188

TELECOMMUNICATION SERVICES – 2.8%

Diversified Telecommunication Services – 2.5%
GTE Corp., 6.36%, 04/15/2006	A+	1,800,000	1,782,878
MCI Worldcom, Inc., 6.125%, 04/15/2012	A-	1,000,000	987,460
Nextel Communications, Inc., 9.375%, 11/15/2009	B	150,000	140,250
Time Warner, Inc., 9.625%, 05/01/2002	BBB	1,000,000	1,034,765

			3,945,353

Wireless Telecommunications Services – 0.3%
Price Communications Wireless, Inc.:
11.75%, 07/15/2007	B-	150,000	159,750
Ser. B, 9.125%, 12/15/2006	B+	150,000	152,625
Voicestream Wireless Corp., 10.375%, 11/15/2009	B-	150,000	161,438

			473,813

EVERGREEN
Intermediate Term Bond Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Credit Rating∧	Principal Amount	Value

CORPORATE BONDS – continued
UTILITIES – 5.2%

Electric Utilities – 3.9%
AES Corp., 8.50%, 11/01/2007	B+	$ 150,000	$ 145,688
Calpine Corp., 7.75%, 04/15/2009	BB+	150,000	139,969
Commonwealth Edison Co., 8.00%, 05/15/2008	AAA	3,000,000	3,198,885
Duke Energy Field Services, LLC, 7.875%, 08/16/2010	BBB	1,000,000	1,067,709
LSP Energy, LP, Ser. C, 7.16%, 01/15/2014	BBB-	1,500,000	1,511,362

			6,063,613

Gas Utilities – 1.3%
Enron Corp., 6.725%, 11/17/2008	BBB+	2,000,000	1,975,058
Western Gas Resources, Inc., 10.00%, 06/15/2009	BB-	150,000	157,500

			2,132,558

Total Corporate Bonds (cost $48,249,572)			47,513,651

MORTGAGE-BACKED SECURITIES – 17.9%
FNMA:
6.50%, 05/25/2027-05/01/2029	AAA	10,345,205	10,252,477
7.00%, 07/01/2028-10/31/2030	AAA	8,065,543	8,084,082
7.25%, 05/15/2030	Aaa	2,000,000	2,287,482
7.50%, 01/01/2030-03/01/2030	AAA	7,064,162	7,167,174
8.00%, 11/01/2029	AAA	273,780	280,318

Total Mortgage-Backed Securities (cost $27,512,955)			28,071,533

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 14.4%
FHLMC:
5.54%, 10/27/2008	Aaa	2,000,000	1,912,532
6.875%, 01/15/2005	AAA	9,000,000	9,374,247
7.00%, 07/15/2005	Aaa	10,700,000	11,240,275

Total U.S. Government & Agency Obligations (cost $22,124,632)			22,527,054

U.S. TREASURY OBLIGATIONS – 17.2%
U.S. Treasury Bonds:
6.125%, 08/15/2029	AAA	7,100,000	7,734,570
6.25%, 05/15/2030	AAA	4,000,000	4,466,876
U.S. Treasury Notes:
5.875%, 11/15/2004	AAA	5,350,000	5,491,170
6.50%, 02/15/2010	AAA	8,370,000	9,163,183

Total U.S. Treasury Obligations (cost $25,491,195)			26,855,799

EVERGREEN
Intermediate Term Bond Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Credit Rating_	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE – 4.8%

ENERGY – 1.3%

Oil & Gas – 1.3%
Gulf Canada Resources, Ltd., 8.35%, 08/01/2006	BBB-	$ 150,000	$ 153,000
YPF Sociedad Anonima, 7.25%, 03/15/2003	BBB-	2,000,000	1,962,500

			2,115,500

FINANCIALS – 0.4%
Banks – 0.4%
Bayerische Landesbank Girozen, New York, Ser. D, 6.20%, 02/09/2006	AAA	675,000	667,959

Diversified Financials – 0.0%
Tembec Finance Corp., 9.875%, 09/30/2005	BB+	50,000	51,250

MATERIALS – 0.4%
Metals & Mining – 0.1%
Bulong Operation Property Ltd., 12.50%, 12/15/2008 *	D	250,000	88,125

Paper & Forest Products – 0.3%
Domtar, Inc., 8.75%, 08/01/2006	BBB-	150,000	161,185
Norampac, Inc., 9.50%, 02/01/2008	BB	150,000	150,750
Tembec Industries, Inc., 8.625%, 06/30/2009	BB+	100,000	99,500

			411,435

TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.8%
British Telecommunications Plc, 8.125%, 12/15/2010	A	1,000,000	1,015,241
Deutsche Telekom International, 8.00%, 06/15/2010	A-	1,200,000	1,223,805
Telefonica Europe, 7.75%, 09/15/2010	A+	600,000	608,420

			2,847,466

UTILITIES – 0.9%
Electric Utilities – 0.9%
TXU Eastern Funding Co., 6.75%, 05/15/2009	BBB+	1,500,000	1,414,524

Total Yankee Obligations-Corporate (cost $7,803,562)			7,596,259

YANKEE OBLIGATIONS-GOVERNMENT – 1.3%
Manitoba, Canada, Ser. CQ, 8.00%, 04/15/2002 (cost $1,996,933)	AA-	2,000,000	2,040,756

		Shares	Value
SHORT-TERM INVESTMENTS – 2.2%

MUTUAL FUND SHARES – 2.2%
Evergreen Select Money Market Fund ø		2,123,687	2,123,687
Navigator Prime Portfolio p		1,342,010	1,342,010

Total Short-Term Investments (cost $3,465,697)			3,465,697

Total Investments – (cost $153,666,517) – 99.4%			155,555,576
Other Assets and Liabilities – 0.6%			968,975

Net Assets – 100.0%			$156,524,551

See Combined Notes to Schedules of Investments.

EVERGREEN
Short-Duration Income Fund
Schedule of Investments
December 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

ASSET-BACKED SECURITIES – 17.3%
Advanta Home Equity Loan Trust, Ser. 1993-2, Class A2, 6.15%, 10/25/2009	AAA	$ 340,188	$ 338,628
Advanta Mortgage Loan Trust:
Ser. 1993-3, Class A3, 4.75%, 11/25/2009	AAA	968	963
Ser. 1993-4, Class A2, 5.55%, 03/25/2010	AAA	184,209	177,950
AFG Receivables Trust:
Ser. 1997-A, Class A, 6.35%, 10/15/2002	AAA	302,899	303,164
Ser. 1997-B, Class A, 6.20%, 02/15/2003	AAA	154,880	154,980
Ser. 1997-B, Class C, 7.00%, 02/15/2003	BBB	172,089	172,569
American Express Credit Account Master Trust, Ser. 1999-2, Class A, 5.95%, 12/15/2006	AAA	3,700,000	3,716,928
Amresco Residential Securities Mortgage Loan Trust, Ser. 1998-2, Class A2, 6.245%, 04/25/2022	Aaa	1,684,176	1,675,914
BankBoston Home Equity Loan Trust, Ser. 1998-2, Class A3, 6.01%, 06/25/2013	AAA	4,000,000	3,974,300
Capital One Master Trust, Ser. 1998-4, Class A, 5.43%, 01/15/2007	AAA	2,000,000	1,977,770
ContiMortgage Home Equity Loan Trust, Ser. 1996-1, Class A5, 6.15%, 03/15/2011	AAA	139,649	139,382
Continental Airlines, Inc. Pass Through Trust, Ser. 1997, Class 1B, 7.461%, 04/01/2013	A+	2,353,835	2,357,660
Credit Suisse First Boston Mortgage Securities Corp., Ser. 1996-2, Class A6, 7.18%, 02/25/2018	AAA	4,000,000	4,017,060
Empire Funding Home Loan Owner Trust, Ser. 1998-1, Class A4, 6.64%, 12/25/2012	NA	5,495,999	5,507,788
EQCC Home Equity Loan Trust, Ser. 1998-2, Class A6F, 6.16%, 04/15/2008	AAA	6,858,000	6,844,661
Equifax Credit Corp. Home Equity Loan Trust, Ser. 1994-1, Class B, 5.75%, 03/15/2009	AAA	223,769	221,286
Fifth Third Bank Auto Grantor Trust, Ser. 1996, Class A, 6.20%, 09/15/2001	AAA	5,772	5,776
Fleetwood Credit Grantor Trust, Ser. 1993-B, Class A, 4.95%, 08/15/2008	AAA	2,133,892	2,108,142
Franklin Auto Trust, Ser. 1999-1, Class A2, 6.05%, 12/15/2006	AAA	2,880,000	2,889,893
Fund America Investors Corp., Ser. 1993-A, Class A5, 8.053%, 06/23/2025	AAA	5,134,475	5,134,653
GE Capital Mortgage Funding Corp., Ser. 1999-HE3, Class A3, 7.11%, 07/25/2014	Aaa	3,100,000	3,133,427
Green Tree Finance Corp., Ser. 1999-A, Class A5, 6.13%, 02/15/2019	AAA	3,100,000	3,090,417
HFC Home Equity Loan Trust, Ser. 1999-1, Class A2, 6.95%, 10/20/2023	Aaa	3,460,000	3,482,058
Life Finance Home Loan Owner Trust, Ser. 1997-3, Class A2, 6.79%, 10/25/2011	NA	45,235	45,064
Merrill Lynch Mortgage Investors, Inc., Ser. 1992D, Class A5, 7.95%, 07/15/2017	NR	683,121	681,759

EVERGREEN
Short-Duration Income Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

ASSET-BACKED SECURITIES – continued
Prudential Securities Secd. Financing Corp., Ser. 1994-4, Class A1, 8.12%, 02/15/2025	AAA	$ 1,618,411	$ 1,694,129
Southern Pacific Secd. Assets Corp., Ser. 1998-1, Class A6, 7.08%, 03/25/2028	AAA	2,500,000	2,467,039
Union Acceptance Corp.:
Ser. 1997-A, Class A3, 6.48%, 05/10/2004	AAA	430,000	430,131
Ser. 1997-B, Class A2, 6.70%, 06/08/2003	AAA	834,389	834,919
Ser. 1998-D, Class A3, 5.75%, 06/09/2003	AAA	1,388,160	1,387,195

Total Asset-Backed Securities (cost $58,549,946)			58,965,605

COLLATERALIZED MORTGAGE OBLIGATIONS – 13.0%
Blackrock Capital Finance, LP, Ser. 1997-C1, Class D, 7.15%, 10/25/2026	NA	3,250,000	3,227,039
Carco Auto Loan Master Trust, Ser. 1997-1, Class A, 6.689%, 08/15/2004	AAA	1,636,481	1,639,549
Chase Mortgage Finance Trust:
Ser. 1999-S3, Class B, 6.25%, 03/25/2014	NR	372,470	357,644
Ser. 1999-S3, Class M, 6.25%, 03/25/2014	NR	1,170,623	1,132,197
Citicorp Mortgage Securities, Inc., Ser. 1992-18, Class A1, 8.09%, 11/22/2025	AAA	4,875,095	4,931,338
CMC Securities Corp., Ser. 1993-D, Class D3, 10.00%, 07/25/2023	AAA	106,389	106,134
DLJ Mortgage Acceptance Corp., Ser. 1991-3, Class A1, 7.775%, 02/21/2020	AAA	1,663,188	1,657,238
FNMA, Ser. 1998-W8, Class A4, 6.02%, 09/25/2028	AAA	3,000,000	2,986,485
Glendale Federal Bank:
Ser. 1990-1, Class A, 7.941%, 10/29/2025	AA+	3,284,148	3,244,425
Ser. 1990-3, Class A1, 7.909%, 03/30/2025	AA	1,401,156	1,388,658
Iroquois Trust, Ser. 1997-3, Class A, 6.68%, 11/10/2003 144A	Aaa	1,167,032	1,172,827
Prudential Home Mortgage Securities, Ser. 1993-39, Class A8, 6.50%, 10/25/2008	NR	2,820,658	2,814,156
Prudential Securities Secd. Financing Corp., Ser. 1998-C1, Class A1A, 6.105%, 11/15/2002	AAA	1,596,773	1,593,175
RMF Comml. Mortgage, Ser. 1997-1, Class A1, 6.38%, 01/15/2019 144A	NR	2,174,360	2,168,612
SASCO Comml. Mortgage Trust, Ser. 1998-C3A, Class G, 7.198%, 03/25/2002 144A	Baa3	3,681,177	3,679,164
Saxon Mortgage Securities Corp.:
Ser. 1993-8A, Class 1A2, 7.375%, 09/25/2023	AAA	73,270	72,973
Ser. 1995-1A, Class A1, 8.814%, 04/25/2025	AAA	2,148,608	2,168,878
Starwood Asset Receivables Trust, Ser. 2000-1, Class E, 9.37%, 01/05/2025	NA	10,000,000	10,043,475

Total Collateralized Mortgage Obligations (cost $44,231,441)			44,383,967

EVERGREEN
Short-Duration Income Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – 23.9%

CONSUMER DISCRETIONARY – 2.1%

Food Products – 0.5%
Shoppers Food Warehouse Corp., 9.75%, 06/15/2004	BBB+	$ 1,500,000	$ 1,572,844

Leisure Equipment & Products – 0.2%
CSC Holdings, Inc., 9.875%, 05/15/2006	BB-	750,000	768,750

Media – 1.2%
Times Mirror Co., 7.45%, 10/15/2009	A	4,000,000	4,138,384

Multi-line Retail – 0.2%
Target Corp., 7.50%, 02/15/2005	A	550,000	574,803

ENERGY – 2.4%

Oil & Gas – 2.4%
Conoco, Inc., 6.35%, 04/15/2009	A-	2,000,000	1,991,928
EOTT Energy Partners, LP, 11.00%, 10/01/2009	BB	500,000	520,000
Exxon Capital Corp., 6.125%, 09/08/2008	Aaa	5,000,000	4,959,525
Pride Petroleum Services, Inc., 9.375%, 05/01/2007	BB	550,000	569,250

			8,040,703

FINANCIALS – 12.2%

Banks – 4.1%
First Security Corp., 6.40%, 02/10/2003	BBB+	5,000,000	5,026,160
FleetBoston Financial Corp., 7.375%, 12/01/2009	A-	5,000,000	5,167,000
Perpetual Savings Bank, Ser. 1990-1, Class 1, 7.614%, 04/20/2001	NR	3,326,231	3,325,964
Security Pacific Corp., 10.45%, 05/08/2001	A	500,000	507,123

			14,026,247

Diversified Financials – 6.9%
American Express Credit Corp., Step Bond, 7.45%, 08/10/2005 †	A+	2,000,000	2,026,420
Associates Corp., 5.75%, 11/01/2003	AA-	4,000,000	3,948,492
Duke Capital Corp., Ser. A, 6.25%, 07/15/2005	A	1,500,000	1,493,832
Enterprise Rent-A-Car USA Fin. Co., 7.95%, 12/15/2009 144A	BBB+	4,000,000	3,970,516
General Motors Acceptance Corp., 7.75%, 01/19/2010	A	3,000,000	3,098,790
LG&E Capital Corp., 5.75%, 11/01/2001 144A	BBB	5,000,000	4,949,150
Nisource Finance Corp., 7.625%, 11/15/2005 144A	BBB	3,010,000	3,131,730
Salomon, Inc., 7.30%, 05/15/2002	A	1,000,000	1,015,044

			23,633,974

Insurance – 1.2%
Associated P & C Holdings, Inc., 6.75%, 07/15/2003 144A	Baa1	3,000,000	2,985,921
Horace Mann Educators Corp., 6.625%, 01/15/2006	A-	1,000,000	993,078

			3,978,999

EVERGREEN
Short-Duration Income Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

CORPORATE BONDS – continued

HEALTH CARE – 0.1%

Health Care Providers & Services – 0.1%
Tenet Healthcare Corp., 8.625%, 01/15/2007	BB-	$ 500,000	$ 514,375

INDUSTRIALS – 2.6%

Commercial Services & Supplies – 1.1%
Adelphia Communications Corp., 7.50%, 01/15/2004	B+	1,000,000	910,000
USA Waste Svcs., Inc., 6.125%, 01/15/2001	BBB	1,200,000	1,189,076
WMX Technologies, Inc., 6.375%, 12/01/2003	BBB	1,711,000	1,656,416

			3,755,492

Machinery – 1.5%
Case Corp., Ser. B, 6.25%, 12/01/2003	BBB-	5,000,000	3,160,190
Cliffs Drilling Co., 10.25%, 05/15/2003	BB-	2,000,000	2,037,500

			5,197,690

INFORMATION TECHNOLOGY – 0.6%

Computers & Peripherals – 0.6%
Sun Microsystems Inc., 7.00%, 08/15/2002	BBB+	2,000,000	2,017,994

TELECOMMUNICATION SERVICES – 1.8%

Diversified Telecommunication Services – 0.6%
Worldcom, Inc., 6.125%, 08/15/2001	A-	2,000,000	1,993,060

Wireless Telecommunications Services – 1.2%
Vodafone Airtouch Plc, 7.75%, 02/15/2010	A2	4,000,000	4,147,332

UTILITIES – 2.1%

Electric Utilities – 1.2%
FPL Group Capital, Inc., 7.375%, 06/01/2009	A+	4,000,000	4,133,372

Gas Utilities – 0.9%
Williams Gas Pipelines Co., 7.375%, 11/15/2006 144A	BBB	3,000,000	3,087,279

Total Corporate Bonds (cost $82,213,437)			81,581,298

MORTGAGE-BACKED SECURITIES – 31.4%
FHLB:
5.47%, 02/19/2004 ☐	Aaa	2,611,493	2,588,779
6.04%, 04/28/2003 ☐	Aaa	323,165	322,526
6.07%, 08/28/2008	Aaa	4,105,000	4,028,187
FHLMC:
7.00%, 03/15/2010	Aaa	20,000,000	21,438,019
10.50%, 09/01/2015	AAA	88,254	97,511
FNMA:
6.00%, TBA	AAA	5,200,000	5,133,388
6.50%, TBA	AAA	12,700,000	12,696,063
11.00%, TBA	AAA	3,326,752	3,635,713

EVERGREEN
Short-Duration Income Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Credit Rating ∧	Principal Amount	Value

MORTGAGE-BACKED SECURITIES – continued
FNMA: continued
6.625%, 09/15/2009	AAA	$15,614,000	$ 16,257,953
7.00%, 09/01/2010-04/01/2012	AAA	18,507,700	18,764,343
7.76%, 06/01/2029	AAA	3,031,981	3,076,211
8.00%, 10/01/2014-11/01/2014	AAA	8,440,811	8,693,445
10.00%, 06/01/2005	AAA	49,374	50,770
GNMA:
6.00%, 11/15/2013-12/15/2013	AAA	3,763,400	3,729,567
7.00%, 12/15/2008	AAA	648,942	663,205
7.125%, 10/20/2022	AAA	386,320	389,304
7.75%, 09/20/2023	AAA	491,791	499,563
8.05%, 06/15/2019-10/15/2020	AAA	4,751,545	4,890,474

Total Mortgage-Backed Securities (cost $104,613,198)			106,955,021

U.S. TREASURY OBLIGATIONS – 6.5%
U.S. Treasury Notes:
6.00%, 08/15/2009	AAA	7,350,000	7,760,123
6.50%, 02/15/2010	AAA	13,000,000	14,231,945

Total U.S. Treasury Obligations (cost $21,023,138)			21,992,068

YANKEE OBLIGATIONS-CORPORATE – 4.1%

CONSUMER DISCRETIONARY – 0.5%

Media – 0.5%
Rogers Cablesystems, Ltd., Ser. B, 10.00%, 03/15/2005	BB+	1,700,000	1,802,000

FINANCIALS – 3.6%

Automobiles – 0.8%
Ford Capital BV, 9.875%, 05/15/2002	A	2,525,000	2,635,913

Banks – 1.9%
National Bank of Canada, Ser. B, 8.125%, 08/15/2004	NA	6,000,000	6,297,900

Diversified Financials – 0.9%
Principal Financial Group, 8.20%, 08/15/2009 144A	A	3,000,000	3,138,195

Total Yankee Obligations-Corporate (cost $13,840,930)			13,874,008

YANKEE OBLIGATIONS-GOVERNMENT – 2.6%
Ontario, Canada:
5.50%, 10/01/2008	AA-	5,000,000	4,837,170
7.75%, 06/04/2002	AA-	4,000,000	4,100,776

Total Yankee Obligations-Government (cost $8,580,178)			8,937,946

EVERGREEN
Short-Duration Income Fund
Schedule of Investments (continued)
December 31, 2000 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS – 4.7%

MUTUAL FUND SHARES – 4.7%
Evergreen Select Money Market Fund ø	7,620,579	$ 7,620,579
Navigator Prime Portfolio p	8,407,950	8,407,950

Total Short-Term Investments (cost $16,028,529)		16,028,529

Total Investments – (cost $349,080,797) – 103.5%		352,718,442
Other Assets and Liabilities – (3.5%)		(12,028,353)

Net Assets – 100.0%		$340,690,089

See Combined Notes to Schedules of Investments.

Combined Notes to Schedules of Investments
December 31, 2000 (Unaudited)

Symbol Description

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

*	Security which has defaulted on payment of interest and/or principal.
ø	The advisor of the Fund and the advisor of the money market fund are each a division of First Union National Bank.
†
Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

p	Represents investment of cash collateral received for securities on loan.
☐	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
∧	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

Summary of Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

See Combined Notes to Financial Statements.

EVERGREEN
Short and Intermediate Term Bond Fund
Statements of Assets and Liabilities
December 31, 2000 (Unaudited)

	Intermediate Bond Fund	Short-Duration Fund

Assets

Identified cost of securities	$153,666,517	$349,080,797

Net unrealized gains on securities	1,889,059	3,637,645

Market value of securities	155,555,576	352,718,442

Cash	540	0

Receivable for securities sold	0	11,118,087

Principal paydown receivable	9,149	239

Receivable for Fund shares sold	259,542	731,710

Interest receivable	2,586,451	4,068,009

Prepaid expenses and other assets	57,890	99,450

Total assets	158,469,148	368,735,937

Liabilities

Distributions payable	326,686	554,597

Payable for securities purchased	0	17,785,714

Payable for Fund shares redeemed	160,100	1,016,987

Payable for securities on loan	1,342,010	8,407,950

Advisory fee payable	37,772	15,629

Distribution Plan expenses payable	4,802	6,359

Due to other related parties	1,710	3,721

Accrued expenses and other liabilities	71,517	254,891

Total liabilities	1,944,597	28,045,848

Net assets	$156,524,551	$340,690,089

Net assets represented by

Paid-in capital	$198,298,565	$371,584,447

Overdistributed net investment income	(728,537)	(673,001)

Accumulated net realized losses on securities and foreign currency related transactions	(42,934,536)	(33,859,002)

Net unrealized gains on securities and foreign currency related transactions	1,889,059	3,637,645

Total net assets	$156,524,551	$340,690,089

Net assets consist of

Class A	$ 89,470,037	$ 68,280,160

Class B	17,248,863	14,473,523

Class C	4,378,836	26,711,969

Class Y	45,426,815	231,224,437

Total net assets	$156,524,551	$340,690,089

Shares outstanding

Class A	10,373,555	7,056,435

Class B	1,999,908	1,495,786

Class C	507,702	2,760,599

Class Y	5,266,992	23,895,966

Net asset value per share

Class A	$ 8.62	$ 9.68

Class A—Offering price (based on sales charge of 3.25%)	$ 8.91	$ 10.01

Class B	$ 8.62	$ 9.68

Class C	$ 8.62	$ 9.68

Class Y	$ 8.62	$ 9.68

See Combined Notes to Financial Statements.

EVERGREEN
Short and Intermediate Term Bond Funds
Statements of Operations
Six Months Ended December 31, 2000 (Unaudited)

	Intermediate Bond Fund	Short-Duration Fund

Investment income

Interest	$ 5,569,823	$12,450,352

Expenses

Advisory fee	417,342	747,202

Distribution Plan expenses	217,524	305,768

Administrative services fees	78,004	177,905

Transfer agent fee	165,130	205,399

Trustees’ fees and expenses	1,541	3,569

Printing and postage expenses	27,698	39,028

Custodian fee	23,294	55,625

Registration and filing fees	12,351	39,181

Professional fees	10,311	11,497

Interest expense	10,136	0

Other	4,688	10,229

Total expenses	968,019	1,595,403

Less: Expense reductions	(3,684)	(9,705)

Fee waivers	(24,836)	0

Net expenses	939,499	1,585,698

Net investment income	4,630,324	10,864,654

Net realized and unrealized gains or losses on securities and foreign currency related transactions

Net realized gains or losses on:

Securities	(443,383)	(1,486,414)

Foreign currency related transactions	627	0

Net realized losses on securities and foreign currency related transactions	(442,756)	(1,486,414)

Net change in unrealized gains or losses on securities and foreign currency related transactions	6,370,833	10,508,933

Net realized and unrealized gains on securities and foreign currency related transactions	5,928,077	9,022,519

Net increase in net assets resulting from operations	$10,558,401	$19,887,173

See Combined Notes to Financial Statements.

EVERGREEN
Short and Intermediate Term Bond Funds
Statements of Changes in Net Assets
Six Months Ended December 31, 2000 (Unaudited)

	Intermediate Bond Fund	Short-Duration Fund

Operations

Net investment income	$ 4,630,324	$ 10,864,654

Net realized losses on securities and foreign currency related transactions	(442,756)	(1,486,414)

Net change in unrealized gains or losses on securities and foreign currency related transactions	6,370,833	10,508,933

Net increase in net assets resulting from operations	10,558,401	19,887,173

Distributions to shareholders from

Net investment income

Class A	(2,715,345)	(2,320,171)

Class B	(449,426)	(394,438)

Class C	(111,054)	(735,438)

Class Y	(1,424,708)	(7,542,906)

Total distributions to shareholders	(4,700,533)	(10,992,953)

Capital share transactions

Proceeds from shares sold	18,851,563	43,436,029

Net asset value of shares issued in reinvestment of distributions	2,748,143	7,552,871

Payment for shares redeemed	(30,034,862)	(96,785,062)

Net decrease in net assets resulting from capital share transactions	(8,435,156)	(45,796,162)

Total decrease in net assets	(2,577,288)	(36,901,942)

Net assets

Beginning of period	159,101,839	377,592,031

End of period	$156,524,551	$340,690,089

Overdistributed net investment income	$ (728,537)	$ (673,001)

See Combined Notes to Financial Statements.

EVERGREEN
Short and Intermediate Term Bond Funds
Statements of Changes in Net Assets
Year Ended June 30, 2000

	Intermediate Bond Fund	Short-Duration Fund

Operations

Net investment income	$ 9,844,067	$ 22,377,066

Net realized losses on securities, futures contracts and foreign currency related transactions	(7,651,635)	(9,152,964)

Net change in unrealized gains or losses on securities and foreign currency related transactions	1,687,681	(314,458)

Net increase in net assets resulting from operations	3,880,113	12,909,644

Distributions to shareholders from

Net investment income

Class A	(6,322,583)	(2,425,350)

Class B	(740,140)	(989,433)

Class C	(270,828)	(563,676)

Class Y	(3,453,200)	(18,388,282)

Total distributions to shareholders	(10,786,751)	(22,366,741)

Capital share transactions

Proceeds from shares sold	23,389,665	96,833,785

Net asset value of shares issued in reinvestment of distributions	6,627,806	13,440,174

Net asset value of shares issued in acquisitions	28,487,171	103,128,210

Payment for shares redeemed	(70,794,526)	(204,568,849)

Net increase (decrease) in net assets resulting from capital share transactions	(12,289,884)	8,833,320

Total decrease in net assets	(19,196,522)	(623,777)

Net assets

Beginning of period	178,298,361	378,215,808

End of period	$159,101,839	$377,592,031

Overdistributed net investment income	$ (658,328)	$ (544,702)

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Short and Intermediate Term Bond Funds consist of Evergreen Intermediate Term Bond Fund (“Intermediate Bond Fund”) and Evergreen Short-Duration Income Fund (“Short-Duration Fund”), (collectively, the “Funds”). Each Fund is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investment or securities with similar characteristics.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund’s behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Reverse Repurchase Agreements
To obtain short-term financing, the Funds may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

Combined Notes to Financial Statements (Unaudited) (continued)

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized gains or losses on securities and foreign currency related transactions. Net realized foreign currency gain or loss on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain or loss on securities.

E. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts (“variation margin”) as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in each Fund’s Statements of Assets and Liabilities.

F. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts (“forward contracts”) to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain or loss on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in each Fund’s Statements of Assets and Liabilities.

G. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions no later than one business day after the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H. Securities Lending
The Funds may lend their securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

Combined Notes to Financial Statements (Unaudited) (continued)

I. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

J. Federal Taxes
Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

K. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. To the extent that realized capital gains can be offset by capital loss carryovers, it is each Fund’s policy not to distribute such gains. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

L. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Investment Management Company, LLC (“EIMC”), an indirect wholly owned subsidiary of First Union Corporation (“First Union”), is the investment advisor to the Intermediate Bond Fund. In return for providing investment management and administrative services, the Fund pays EIMC a management fee that is computed and paid daily. The management fee is computed daily at an annual rate of 2.00% of the Fund’s gross investment income plus an amount determined by applying percentage rates, starting at 0.41% and declining to 0.16% per annum as net assets increase, to the average daily net assets of the Fund.

First Union National Bank (“FUNB”), a subsidiary of First Union, is the investment advisor to the Short-Duration Fund and is paid a management fee that is computed and paid daily at an annual rate of 0.42% of the Fund’s average daily net assets.

During the six months ended December 31, 2000, the amount of investment advisory fees waived by the Intermediate Bond Fund was $24,836 and the impact on the Fund’s expense ratio represented as a percentage of its average net assets was 0.03%.

Evergreen Investment Services (“EIS”), an indirect, wholly owned subsidiary of FUNB, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment, personnel and the officers of the Funds. For its services, the Funds pay the administrator a fee at the annual rate of 0.10% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of FUNB, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

Combined Notes to Financial Statements (Unaudited) (continued)

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Average Daily Net Assets
Class A	0.25%
Class B	1.00
Class C	1.00

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

During the six months ended December 31, 2000, amounts paid or accrued to EDI pursuant to each Fund’s Class A, Class B and Class C Distribution Plans were as follows:

	Class A	Class B	Class C

Intermediate Bond Fund	$112,141	$84,506	$ 20,877
Short-Duration Fund	95,056	73,613	137,099

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective on the close of business on March 17, 2000, Intermediate Bond Fund acquired substantially all the assets and assumed certain liabilities of Davis Intermediate Investment Grade Bond Fund, in an exchange for Class A, Class B, Class C and Class Y shares of Intermediate Bond Fund.

Effective on the close of business on March 10, 2000, Short-Duration Fund (formerly Evergreen Short Intermediate Bond Fund) acquired substantially all of the assets and assumed certain liabilities of Evergreen Short-Duration Income Fund (formerly Mentor Short-Duration Income Fund), in an exchange for Class A, Class C and Class Y shares of Short-Duration Fund. Upon completion of the acquisition, Evergreen Short Intermediate Bond Fund changed its name to Evergreen Short-Duration Income Fund.

These acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of assets acquired, number of shares issued, unrealized appreciation (depreciation) acquired and the aggregate net assets of each Fund immediately after the acquisition were as follows:

Acquiring Fund	Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued	Unrealized Depreciation	Net Asset s After Acquisition

Intermediate Bond Fund	Davis Intermediate Investment Grade Bond Fund	$ 28,487,171	3,417,823	$(1,866,078)	$171,176,701

Short-Duration Fund (formerly Evergreen Short- Intermediate Bond Fund)	Evergreen Short-Duration Income Fund (formerly Mentor Short-Duration Income Fund)	103,128,210	10,929,688	(2,175,795)	428,047,109

Combined Notes to Financial Statements (Unaudited) (continued)

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

INTERMEDIATE TERM BOND FUND

	Six Months Ended December 31, 2000		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	1,349,252	$11,329,618	1,341,951	$11,236,195
Automatic conversion of Class B shares to Class A shares	6,023	51,148	65,074	538,182
Shares issued in reinvestment of distributions	249,936	2,110,862	612,507	5,132,151
Shares issued in acquisition of Davis Intermediate Investment Grade Bond Fund	0	0	1,359,200	11,328,791
Shares redeemed	(2,128,547)	(17,882,154)	(4,918,634)	(41,358,248)

Net decrease	(523,336)	(4,390,526)	(1,539,902)	(13,122,929)

Class B
Shares sold	212,200	1,791,528	151,740	1,289,489
Automatic conversion of Class B shares to Class A shares	(6,023)	(51,148)	43,632	365,159
Shares issued in reinvestment of distributions	23,252	196,477	1,407,439	11,730,846
Shares issued in acquisition of Davis Intermediate Investment Grade Bond Fund	0	0	(65,074)	(538,182)
Shares redeemed	(362,812)	(3,051,382)	(686,107)	(5,744,661)

Net increase (decrease)	(133,383)	(1,114,525)	851,630	7,102,651

Class C
Shares sold	93,821	795,766	113,576	956,714
Shares issued in reinvestment of distributions	6,954	58,768	17,738	148,738
Shares issued in acquisition of Davis Intermediate Investment Grade Bond Fund	0	0	207,081	1,726,006
Shares redeemed	(156,484)	(1,313,195)	(319,789)	(2,678,266)

Net increase (decrease)	(55,709)	(458,661)	18,606	153,192

Class Y
Shares sold	586,526	4,934,651	1,176,959	9,907,267
Shares issued in reinvestment of distributions	45,253	382,036	117,187	981,758
Shares issued in acquisition of Davis Intermediate Investment Grade Bond Fund	0	0	444,103	3,701,528
Shares redeemed	(926,551)	(7,788,131)	(2,499,868)	(21,013,351)

Net decrease	(294,772)	(2,471,444)	(761,619)	(6,422,798)

Net decrease		$ (8,435,156)		$(12,289,884)

Combined Notes to Financial Statements (Unaudited) (continued)

SHORT -DURATION FUND

	Six Months Ended December 31, 2000		Year Ended June 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	2,477,552	$23,510,819	2,858,106	$ 27,120,203
Automatic conversion of Class B shares to Class A shares	27	258	204,730	1,932,628
Shares issued in reinvestment of distributions	188,786	1,800,895	97,215	917,923
Shares issued in acquisition of Evergreen Short-Duration Income Fund (formerly, Mentor Short-Duration Income Fund)	0	0	7,467,765	70,415,515
Shares redeemed	(4,778,376)	(45,386,038)	(3,435,000)	(32,505,607)

Net increase (decrease)	(2,112,011)	(20,074,066)	7,192,816	67,880,662

Class B
Shares sold	112,971	1,079,723	607,485	5,811,249
Automatic conversion of Class B shares to Class A shares	(27)	(258)	72,126	686,690
Shares issued in reinvestment of distributions	29,577	282,299	(97,215)	(917,923)
Shares redeemed	(287,961)	(2,740,251)	(1,265,791)	(12,101,175)

Net decrease	(145,440)	(1,378,487)	(683,395)	(6,521,159)

Class C
Shares sold	245,713	2,343,324	400,664	3,716,479
Shares issued in reinvestment of distributions	58,502	558,364	43,765	412,037
Shares issued in acquisition of Evergreen Short-Duration Income Fund (formerly, Mentor Short-Duration Income Fund)	0	0	3,461,806	32,711,591
Shares redeemed	(758,317)	(7,208,130)	(831,756)	(7,837,121)

Net increase (decrease)	(454,102)	(4,306,442)	3,074,479	29,002,986

Class Y
Shares sold	1,731,335	16,502,163	6,329,806	60,185,854
Shares issued in reinvestment of distributions	514,534	4,911,313	1,095,709	10,408,819
Shares issued in acquisition of Evergreen Short-Duration Income Fund (formerly, Mentor Short-Duration Income Fund)	0	0	117	1,104
Shares redeemed	(4,350,062)	(41,450,643)	(16,044,166)	(152,124,946)

Net decrease	(2,104,193)	(20,037,167)	(8,618,534)	(81,529,169)

Net increase (decrease)		$(45,796,162)		$ 8,833,320

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2000:

	Cost of Purchases		Proceeds from Sales
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

Intermediate Bond Fund	$66,463,000	$13,640,032	$59,043,000	$ 27,037,511
Short-Duration Fund	87,670,302	33,636,283	22,182,165	128,707,619

During the six months ended December 31, 2000, the Intermediate Bond Fund entered into reverse repurchase agreements. The average daily balance of reverse repurchase agreements outstanding for the Intermediate Bond Fund during the six months ended December 31, 2000 was approximately $382,639 at a weighted average interest rate of 6.34%. The maximum amount outstanding under reverse repurchase agreements during the six months ended December 31, 2000 for Fund was $7,241,386 (including accrued interest). During the six months ended December 31, 2000, the Intermediate Bond Fund paid $10,136 in interest expense representing 0.01% of the Fund’s average net assets (annualized). There were no reverse repurchase agreements outstanding at December 31, 2000.

The Funds loaned securities during the six months ended December 31, 2000 to certain brokers. At December 31, 2000, the value of securities on loan, the value of the collateral (including accrued interest) and the income earned from securities lending were as follows:

	Value of Securities on Loan	Value of Collateral	Income Earned

Intermediate Bond Fund	$1,299,512	$1,342,010	$1,763
Short-Duration Fund	8,196,153	8,407,950	2,788

Combined Notes to Financial Statements (Unaudited) (continued)

As of June 30, 2000, the Funds had capital loss carryovers for federal income tax purposes as follows:

	Capital Loss Carryover	Expiration
		2001	2002	2003	2004	2005	2006	2007	2008

Intermediate Bond Fund	$38,032,293	$2,688,181	$12,230,490	$987,672	$ 810,693	$1,200,359	$2,734,934	$ 0	$17,379,964
Short-Duration Fund	27,773,652	0	6,020,616	0	4,048,695	4,374,000	1,742,698	4,597,715	6,989,928

In addition to the capital loss carryovers, capital and currency losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. For the year ended June 30, 2000, the Funds incurred and elected to defer post-October losses as follows:

	Capital Losses	Currency Losses

Intermediate Bond Fund	$4,427,455	$ 603,275
Short-Duration Fund	4,577,105	0

8. EXPENSE REDUCTIONS

The Funds have entered into expense offset arrangements with ESC and their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund’s related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of expense reductions received by each Fund and the impact on each Fund’s expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Net Assets

Intermediate Bond Fund	$3,684	0.00%
Short-Duration Fund	9,705	0.01%

9. DEFERRED TRUSTEES’ FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the six months ended December 31, 2000, the Funds had no borrowings under these agreements.

Combined Notes to Financial Statements (Unaudited) (continued)

11. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently.

The revised Guide will require the Funds to amortize premium and accrete discount on all fixed-income securities and classify gains and losses realized on paydowns on mortgage-backed securities, which are presently included in realized gain/loss, as interest income. Adopting these accounting principles will not impact the total net assets of the Funds, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statements of Operations and affect the presentation of the Funds’ Financial Highlights. The Funds have not at this time quantified the impact, if any, resulting from the adoption of these accounting changes on the financial statements.

Evergreen Funds

Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Intermediate Term Bond Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Diversified Bond Fund
High Yield Bond Fund
Quality Income Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Value Fund

Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund
Premier 20 Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global & International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

78541

200 Berkeley Street
Boston, MA 02116

541436 2/2001